Transactions and Balances with Related Parties	6 Months Ended
Jun. 30, 2023
Transactions Between Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES	NOTE 10 - TRANSACTIONS WITH RELATED PARTIES – see Note 5A and 5B.